Schedule of Convertible Preferred Stock (Details) $ in Thousands	Dec. 31, 2022 USD ($) shares
Founders [Member]
Class of Stock [Line Items]
Temporary equity shares authorized | shares	4,370,488	[1]
Temporary Equity, Shares Issued | shares	432,982	[1]
Temporary equity liquidation preference | $	$ 2,080
Temporary equity carrying value | $	$ 1,354
Series A1 [Member]
Class of Stock [Line Items]
Temporary equity shares authorized | shares	2,081,185	[1]
Temporary Equity, Shares Issued | shares	179,665	[1]
Temporary equity liquidation preference | $	$ 4,316
Temporary equity carrying value | $	$ 3,871
Series A2 [Member]
Class of Stock [Line Items]
Temporary equity shares authorized | shares	1,664,948	[1]
Temporary equity liquidation preference | $	$ 4,454
Temporary equity carrying value | $	$ 4,376
Temporary Equity, Shares Outstanding | shares	105,928	[1]
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity shares authorized | shares	8,116,621	[1]
Temporary equity liquidation preference | $	$ 10,850
Temporary equity carrying value | $	$ 9,601
Temporary Equity, Shares Outstanding | shares	718,575	[1]

[1]	Retroactively restated for the reverse recapitalizations as described in Note 1 and Note 3.